Jensen Quality Growth Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Beverages - 3.7%
PepsiCo, Inc.	1,971,000	$340,746,480

Chemicals - 1.8%
Sherwin-Williams Co.	434,000	160,306,580

Commercial Services & Supplies - 2.8%
Waste Management, Inc.	1,194,000	253,175,760

Containers & Packaging - 1.3%
Ball Corp.	1,898,000	121,111,380

Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp. - Class A	2,256,000	152,167,200

Financial Services - 4.0%
Mastercard, Inc. - Class A	757,000	365,888,380

Health Care Equipment & Supplies - 5.6%
Stryker Corp.	1,419,000	511,435,980

Health Care Providers & Services - 3.7%
UnitedHealth Group, Inc.	572,000	337,594,400

Hotels, Restaurants & Leisure - 4.4%
McDonald's Corp.	499,000	144,041,340
Starbucks Corp.	2,744,000	259,500,080
		403,541,420

Household Products - 2.7%
Procter & Gamble Co.	1,424,000	244,272,960

Insurance - 6.1%
Marsh & McLennan Cos., Inc.	2,446,000	556,489,460

Interactive Media & Services - 6.3%
Alphabet, Inc. - Class A	3,506,000	572,810,280

IT Services - 6.7%
Accenture PLC - Class A	1,798,000	614,826,100

Pharmaceuticals - 5.5%
Johnson & Johnson	1,405,000	233,033,300
Zoetis, Inc.	1,486,000	272,666,140
		505,699,440

Professional Services - 12.3%
Automatic Data Processing, Inc.	1,326,000	365,856,660
Broadridge Financial Solutions, Inc.	1,286,000	273,737,960
Equifax, Inc.	1,040,000	319,415,200
Verisk Analytics, Inc.	578,000	157,689,960
		1,116,699,780

Semiconductors & Semiconductor Equipment - 7.7%
KLA Corp.	431,000	353,174,330
Texas Instruments, Inc.	1,634,000	350,231,560
		703,405,890

Software - 12.1%
Intuit, Inc.	784,000	494,123,840
Microsoft Corp.	1,469,000	612,778,660
		1,106,902,500

Specialty Retail - 1.6%
Home Depot, Inc.	390,000	143,715,000

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	2,869,000	657,001,000

Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc. - Class B	2,701,000	225,047,320
TOTAL COMMON STOCKS (Cost $4,199,373,394)		9,092,837,310

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
First American Treasury Obligations Fund - Class X, 5.18% (a)	26,963,812	26,963,812
TOTAL SHORT-TERM INVESTMENTS (Cost $26,963,812)		26,963,812

TOTAL INVESTMENTS - 100.0% (Cost $4,226,337,206)		9,119,801,122
Liabilities in Excess of Other Assets - (0.0)% (b)		(4,027,611)
TOTAL NET ASSETS - 100.0%		$9,115,773,511

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Jensen Quality Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,092,837,310	$–	$–	$9,092,837,310
Money Market Funds	26,963,812	–	–	26,963,812
Total Investments	$9,119,801,122	$–	$–	$9,119,801,122

Refer to the Schedule of Investments for further disaggregation of investment categories.